Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Abstract]
Current tax	$ (21,205)	$ (5,081)	$ (468)
Deferred tax	(3,672)	(25,869)	(42,191)
Deferred tax expense (income) relating to origination and reversal of temporary differences	(3,672)	(25,869)	(42,191)
Total income tax expense	$ (24,877)	$ (30,950)	$ (42,659)